ICON EQUITY FUND

Portfolio of Investments

March 31, 2021

Security Description	Shares	Value
Common Stock (96.41%)

Basic Materials (0.85%)
The Chemours Co	23,000	$641,930

Communications (3.03%)
Extreme Networks Inc*	261,700	2,289,875

Consumer, Cyclical (21.07%)
Brunswick Corp	15,100	1,440,087
Five Below Inc*	9,900	1,888,821
KB Home	24,800	1,153,944
LGI Homes Inc*	13,700	2,045,547
Magna International Inc	28,200	2,482,728
Monarch Casino & Resort Inc*	31,100	1,885,282
NIKE Inc	26,900	3,574,741
Ulta Beauty Inc*	4,700	1,453,099
Total Consumer, Cyclical		15,924,249

Consumer, Non-Cyclical (7.47%)
Euronet Worldwide Inc*	13,350	1,846,305
Global Payments Inc	18,862	3,802,202
Total Consumer, Non-Cyclical		5,648,507

Energy (5.41%)
Baker Hughes Co	92,200	1,992,442
Diamondback Energy Inc	28,500	2,094,465
Total Energy		4,086,907

Financial (18.40%)
Ally Financial Inc	65,500	2,961,255
Bank of America Corp	65,488	2,533,731
JPMorgan Chase & Co	15,300	2,329,119
Mastercard Inc	11,629	4,140,505
Voya Financial Inc	30,500	1,941,020
Total Financial		13,905,630

Industrial (16.22%)
Advanced Drainage Systems Inc	14,400	1,488,816
Alamo Group Inc	10,000	1,561,500
Armstrong World Industries Inc	18,000	1,621,620
Chart Industries Inc*	26,600	3,786,510
CSX Corp	12,700	1,224,534
Kansas City Southern	5,300	1,398,776
L3Harris Technologies Inc	5,800	1,175,544
Total Industrial		12,257,300

Technology (23.96%)
Adobe Inc*	5,400	2,566,998
Ebix Inc	60,000	1,921,800
EPAM Systems Inc*	10,500	4,165,245
NXP Semiconductors NV	12,900	2,597,286
Qorvo Inc*	4,400	803,880
Skyworks Solutions Inc	32,956	6,046,767
Total Technology		18,101,976

Total Common Stock (Cost $41,535,151)		72,856,374

Funds (3.70%)	Shares	Value
Exchange-Traded Funds (3.53%)
Direxion Daily S&P 500 Bull 3X#	18,094	1,537,085
Direxion Daily Small Cap Bull 3X Shares#	12,600	1,127,826
Total Exchange-Traded Funds		2,664,911

Money Market Funds (0.17%)
First American Government Obligations Fund	134,272	134,272

Total Funds (Cost $1,317,941)		2,799,183

Collateral Received for Securities on Loan (3.37%)	Shares	Value
First American Government Obligations Fund - Class X (Cost $2,548,950)	2,548,950	2,548,950

Total Investments (Cost $45,402,042)(a) (103.48%)		78,204,507
Liabilities in Excess of Other Assets (-3.48%)		(2,638,894)
Net Assets (100.00%)		$75,565,613

#	Loaned security; a portion of the security is on loan at March 31, 2021.

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $45,425,213.

At March 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$32,796,809
Unrealized depreciation	(17,515)
Net unrealized appreciation	$32,779,294